Regulatory Capital	12 Months Ended
Oct. 31, 2018
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Regulatory Capital

NOTE 32:  REGULATORY CAPITAL

The Bank manages its capital under guidelines established by OSFI. The regulatory capital guidelines measure capital in relation to credit, market, and operational risks. The Bank has various capital policies, procedures, and controls which it utilizes to achieve its goals and objectives.

The Bank's capital management objectives are:

•	To be an appropriately capitalized financial institution as determined by:
–	the Bank's Risk Appetite Statement;
–	capital requirements defined by relevant regulatory authorities; and
–	the Bank's internal assessment of capital requirements consistent with the Bank's risk profile and risk tolerance levels.
•	To have the most economically achievable weighted-average cost of capital, consistent with preserving the appropriate mix of capital elements to meet targeted capitalization levels.
•	To ensure ready access to sources of appropriate capital, at reasonable cost, in order to:
–	insulate the Bank from unexpected events; or
–	support and facilitate business growth and/or acquisitions consistent with the Bank's strategy and risk appetite.
•	To support strong external debt ratings, in order to manage the Bank's overall cost of funds and to maintain accessibility to required funding.

These objectives are applied in a manner consistent with the Bank's overall objective of providing a satisfactory return on shareholders' equity.

Basel III Capital Framework

Capital requirements of the Basel Committee on Banking Supervision (BCBS) are commonly referred to as Basel III. Under Basel III, Total Capital consists of three components, namely Common Equity Tier 1 (CET1), Additional Tier 1, and Tier 2 Capital. Risk sensitive regulatory capital ratios are calculated by dividing CET1, Tier 1, and Total Capital by their respective risk-weighted assets (RWA), inclusive of any minimum requirements outlined under the regulatory floor. In 2015, Basel III also implemented a non-risk sensitive leverage ratio to act as a supplementary measure to the risk-sensitive capital requirements. The objective of the leverage ratio is to constrain the build-up of excess leverage in the banking sector. The leverage ratio is calculated by dividing Tier 1 Capital by leverage ratio exposure which is primarily comprised of on-balance sheet assets with adjustments made to derivative and securities financing transaction exposures, and credit equivalent amounts of off-balance sheet exposures.

Capital Position and Capital Ratios

The Basel framework allows qualifying banks to determine capital levels consistent with the way they measure, manage, and mitigate risks. It specifies methodologies for the measurement of credit, market, and operational risks. The Bank uses the advanced approaches for the majority of its portfolios. Effective the third quarter of 2016, OSFI approved the Bank to calculate the majority of the retail portfolio credit RWA in the U.S. Retail segment using the AIRB approach. The remaining assets in the U.S. Retail segment continue to use the standardized approach for credit risk.

For accounting purposes, IFRS is followed for consolidation of subsidiaries and joint ventures. For regulatory capital purposes, insurance subsidiaries are deconsolidated and reported as a deduction from capital. Insurance subsidiaries are subject to their own capital adequacy reporting, such as OSFI's Minimum Continuing Capital Surplus Requirements and Minimum Capital Test. Currently, for regulatory capital purposes, all the entities of the Bank are either consolidated or deducted from capital and there are no entities from which surplus capital is recognized.

Some of the Bank's subsidiaries are individually regulated by either OSFI or other regulators. Many of these entities have minimum capital requirements which they must maintain and which may limit the Bank's ability to extract capital or funds for other uses.

During the year ended October 31, 2018, the Bank complied with the OSFI Basel III guideline related to capital ratios and the leverage ratio. Effective January 1, 2016, OSFI's target CET1, Tier 1, and Total Capital ratios for Canadian banks designated as D-SIBs includes a 1% common equity capital surcharge bringing the targets to 8%, 9.5%, and 11.5%, respectively. In addition, on June 25, 2018, OSFI provided greater transparency related to previously undisclosed Pillar 2 CET1 capital buffers through the introduction of the public Domestic Stability Buffer (DSB) which is held by D-SIBs against Pillar 2 risks. The current buffer is set at 1.5% of total risk-weighted assets (RWA) and must be met with CET1 Capital, effectively raising the CET1 target to 9.5%. Effective the second quarter of 2018, the Bank is no longer constrained by the regulatory floor as a result of implementing OSFI's revised capital floor requirements.

OSFI has provided IFRS transitional provisions for the leverage ratio (as previously with the ACM), which allows for the exclusion of assets securitized and sold through CMHC-sponsored programs prior to March 31, 2010, from the calculation.

The following table summarizes the Bank's regulatory capital position as at October 31.

Regulatory Capital Position
(millions of Canadian dollars, except as noted)	As at
	October 31 2018	October 31 2017
Capital
Common Equity Tier 1 Capital	$52,389	$46,628
Tier 1 Capital	59,735	53,751
Total Capital	70,434	65,038
Risk-weighted assets used in the calculation of capital ratios[1,2]
Common Equity Tier 1 Capital	$435,632	$435,750
Tier 1 Capital	435,780	435,750
Total Capital	435,927	435,750
Capital and leverage ratios
Common Equity Tier 1 Capital ratio[1,2]	12.0%	10.7%
Tier 1 Capital ratio[1,2]	13.7	12.3
Total Capital ratio[1,2]	16.2	14.9
Leverage ratio	4.2	3.9

[1]

In accordance with the final CAR guideline, the Credit Valuation Adjustment (CVA) capital charge is being phased in until the first quarter of 2019. Each capital ratio has its own RWA measure due to the OSFI-prescribed scalar for inclusion of the CVA. For fiscal 2018, the scalars for inclusion of CVA for CET1, Tier 1, and Total Capital RWA are 80%, 83%, and 86%, respectively. For fiscal 2017, the scalars were 72%, 77%, and 81%, respectively.

[2]

As at October 31, 2017, RWA for all ratios were the same due to the regulatory floor which was based on Basel I risk weights. As at October 31, 2018, the regulatory floor is based on Basel II standardized risk weights and is no longer triggered resulting in a separate RWA for each ratio due to the CVA scalar.